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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-22004

ING Asia Pacific High Dividend Equity Income Fund
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ
85258 (Address of principal executive offices)      (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28
Date of reporting period: November 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.6%
		Australia: 23.1%
216,811		Amcor Ltd.	$2,174,764	1.2
71,775		Australia & New Zealand Banking Group Ltd.	2,084,964	1.2
67,032		BHP Billiton Ltd.	2,286,017	1.3
1,159,378		CFS Retail Property Trust	2,164,200	1.2
188,754		Coca-Cola Amatil Ltd.	2,076,510	1.2
455,010		Goodman Group	2,002,711	1.1
814,054		Incitec Pivot Ltd.	1,920,542	1.1
382,675		Insurance Australia Group	2,108,663	1.2
694,339		Metcash Ltd.	1,928,124	1.1
64,274		National Australia Bank Ltd.	2,024,490	1.1
950,690		Pan Australian Resources Ltd.	1,314,849	0.7
35,778		Rio Tinto Ltd.	2,154,381	1.2
3,893,304		Sigma Pharmaceuticals Ltd.	2,091,402	1.2
1,394,797		Spark Infrastructure Group	2,061,324	1.2
622,179		Stockland	2,179,071	1.2
171,544		Suncorp-Metway Ltd.	2,060,628	1.2
555,496		Sydney Airport	1,971,995	1.1
410,488		Toll Holdings Ltd.	2,135,377	1.2
346,785		Transurban Group	2,213,194	1.2
72,128		Westpac Banking Corp.	2,158,849	1.2
			41,112,055	23.1

		China: 22.5%
648,000		BOC Hong Kong Holdings Ltd.	2,188,068	1.2
3,678,000		China BlueChemical Ltd.	2,495,429	1.4
3,670,000		China Communications Services Corp., Ltd.	2,401,814	1.4
2,644,960		China Construction Bank	2,140,592	1.2
184,500		China Mobile Ltd.	1,996,398	1.1
2,631,800		China Petroleum & Chemical Corp.	2,269,100	1.3
916,000		China Resources Power Holdings Co.	2,214,147	1.2
5,140,000		China Shanshui Cement Group Ltd.	2,039,729	1.1
1,328,000		China Shineway Pharmaceutical Group Ltd.	1,915,888	1.1
4,074,000		China Telecom Corp., Ltd.	2,199,108	1.2
1,675,000		Digital China Holdings Ltd.	1,952,832	1.1
2,414,000		Guangdong Investment Ltd.	2,232,149	1.3
2,756,000		Harbin Electric Co. Ltd.	1,813,706	1.0
2,909,379		Industrial and Commercial Bank of China Ltd.	2,088,217	1.2
1,806,000		Jiangsu Expressway Co. Ltd.	2,394,784	1.4
3,933,500		Parkson Retail Group Ltd.	1,207,577	0.7
1,840,000		PetroChina Co., Ltd.	2,182,816	1.2
634,000		Shanghai Industrial Holdings Ltd.	2,139,940	1.2
2,340,000		Zhejiang Expressway Co., Ltd.	2,178,914	1.2
			40,051,208	22.5

		Hong Kong: 8.1%
4,823,000		Champion REIT	2,161,477	1.2
298,398		Cheung Kong Infrastructure Holdings Ltd.	1,967,590	1.1
260,000	@	CLP Holdings Ltd.	2,130,415	1.2
24,690,000		Emperor Watch & Jewellery Ltd.	2,005,783	1.1
607,000		Hang Lung Properties Ltd.	2,036,252	1.2
436,212		Link Real Estate Investment Trust	2,131,399	1.2
319,100		Television Broadcasts Ltd.	2,000,573	1.1
			14,433,489	8.1

		India: 7.1%
864,882		Bharat Heavy Electricals Ltd.	2,161,960	1.2
442,225		Coal India Ltd.	1,924,851	1.1
6,537,138		NHPC Ltd.	1,903,919	1.0
916,589		NTPC Ltd.	2,157,436	1.2
475,212		Oil & Natural Gas Corp., Ltd.	2,273,695	1.3
498,079		Oriental Bank Of Commerce	1,477,911	0.8
95,681		Punjab National Bank	841,808	0.5
			12,741,580	7.1

		Indonesia: 4.5%
5,514,500		Bank Negara Indonesia Persero Tbk PT	1,887,277	1.0
789,000		Indo Tambangraya Megah PT	1,890,971	1.1
3,432,000		Indofood Sukses Makmur Tbk PT	1,904,023	1.1
5,451,500		XL Axiata Tbk PT	2,273,307	1.3
			7,955,578	4.5

		Malaysia: 2.3%
1,587,104		Berjaya Sports Toto BHD	1,925,404	1.1
1,156,500		IJM Corp. Bhd	2,099,065	1.2
			4,024,469	2.3

		New Zealand: 1.2%
451,989		Sky Network Television Ltd.	2,076,470	1.2

		Singapore: 2.3%
1,331,000		CapitaMall Trust	2,061,918	1.2

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Singapore: (continued)
122,000		United Overseas Bank Ltd.	$2,033,403	1.1
			4,095,321	2.3

		South Korea: 13.5%
84,780		Hite Jinro Co. Ltd.	2,029,166	1.1
77,370		Hyundai Marine & Fire Insurance Co., Ltd.	2,337,141	1.3
7,245		Hyundai Motor Co.	841,799	0.5
13,544		Hyundai Motor Co. — Series 2	1,624,871	0.9
76,830		Kangwon Land, Inc.	2,408,425	1.4
58,709		KB Financial Group, Inc.	2,202,472	1.2
65,750		KT Corp.	2,092,963	1.2
31,100		KT&G Corp.	2,306,069	1.3
6,956		POSCO	2,152,938	1.2
2,589		Samsung Electronics Co., Ltd. PRF Shares	2,452,828	1.4
25,311		Samsung Engineering Co. Ltd.	1,503,127	0.8
50,900		Shinhan Financial Group Co., Ltd.	2,138,406	1.2
			24,090,205	13.5

		Taiwan: 10.7%
1,099,000		Cheng Uei Precision Industry Co., Ltd.	2,190,038	1.2
3,149,322		CTBC Financial Holding Co. Ltd	2,058,876	1.1
168,085		MediaTek, Inc.	2,470,378	1.4
2,525,000		Mega Financial Holdings Co., Ltd.	2,118,846	1.2
1,130,000		Powertech Technology, Inc.	1,745,371	1.0
1,010,000		Quanta Computer, Inc.	2,247,400	1.3
1,263,167		Taiwan Semiconductor Manufacturing Co., Ltd.	4,468,928	2.5
1,616,335		TXC Corp.	1,806,108	1.0
			19,105,945	10.7

		Thailand: 1.0%
193,600		PTT PCL-Foreign	1,778,092	1.0

		United Kingdom: 2.3%
188,800		HSBC Holdings PLC	2,106,142	1.2
86,319		Standard Chartered PLC	2,041,695	1.1
			4,147,837	2.3
		Total Common Stock (Cost $185,583,749)	175,612,249	98.6

RIGHTS: 0.0%
		Taiwan: 0.0%
201,021	@	Mega Financial Holdings Co., Ltd.	22,777	0.0
		Total Rights (Cost $—)	22,777	0.0
		Total Investments in Securities (Cost $185,583,749)	$175,635,026	98.6
		Assets in Excess of Other Liabilities	2,459,336	1.4
		Net Assets	$178,094,362	100.0

@	Non-income producing security

Cost for federal income tax purposes is $185,986,793.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$12,510,582
Gross Unrealized Depreciation	(22,862,349)
Net Unrealized Depreciation	$(10,351,767)

Sector Diversification	Percentage of Net Assets
Financials	29.5%
Industrials	11.5
Information Technology	10.9
Materials	9.2
Utilities	8.2
Consumer Discretionary	8.0
Energy	7.0
Telecommunication Services	6.2
Consumer Staples	5.8
Health Care	2.3
Assets in Excess of Other Liabilities	1.4
Net Assets	100.0%

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$1,971,995	$39,140,060	$—	$41,112,055
China	2,394,784	37,656,424	—	40,051,208
Hong Kong	—	14,433,489	—	14,433,489
India	1,903,919	10,837,661	—	12,741,580
Indonesia	—	7,955,578	—	7,955,578
Malaysia	1,925,404	2,099,065	—	4,024,469
New Zealand	—	2,076,470	—	2,076,470
Singapore	—	4,095,321	—	4,095,321
South Korea	—	24,090,205	—	24,090,205
Taiwan	—	19,105,945	—	19,105,945
Thailand	—	1,778,092	—	1,778,092
United Kingdom	—	4,147,837	—	4,147,837
Total Common Stock	8,196,102	167,416,147	—	175,612,249
Rights	—	22,777	—	22,777
Total Investments, at fair value	$8,196,102	$167,438,924	$—	$175,635,026
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(1,025,641)	$—	$(1,025,641)
Total Liabilities	$—	$(1,025,641)	$—	$(1,025,641)

(1)	For the period ended November 30, 2013, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At November 30, 2013, securities valued at $2,306,069 were transferred from Level 1 to Level 2. In addition, securities valued at $4,320,188 were transferred from Level 2 to Level 1 within the fair value hierarchy.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING Asia Pacific High Dividend Equity Income Fund Written OTC Options on November 30, 2013:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
3,300	Deutsche Bank AG	Call on S&P/ASX 200 Index	5,393.601	AUD	12/05/13	$197,244	$(14,497)
3,500	Citigroup, Inc.	Call on Hang Seng Index	22,709.690	HKD	12/05/13	154,675	(532,130)
38,300,000	Goldman Sachs & Co.	Call on Korean Stock Exchange KOSPI 200 Index	261.014	KRW	12/05/13	125,203	(323,534)
29,100	Citigroup, Inc.	Call on Taiwan Stock Exchange Weighted Index	8,250.825	TWD	12/05/13	92,873	(155,480)
			Total Written OTC Options			$569,995	$(1,025,641)

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type	Fair Value
Equity contracts	Written options	$1,025,641
Total Liability Derivatives		$1,025,641

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if at November 30, 2013:

	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	Totals
Liabilities:
Written options	$687,610	$14,497	$323,534	$1,025,641
Total Liabilities	$687,610	$14,497	$323,534	$1,025,641

Net OTC derivative instruments by counterparty, at fair value	$(687,610)	$(14,497)	$(323,534)	(1,025,641)

Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—
Net Exposure(1)	$(687,610)	$(14,497)	$(323,534)	$(1,025,641)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	January 24, 2014